Note 10 - Notes Payable, Related Parties	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

(10)     Notes payable, related parties

The notes payable, related parties consist of the following at December 31, 2013 and 2012:

	2013	2012
Notes payable, unsecured, payable to Healthtronics, Inc., a shareholder of the Company	$5,372,743	$5,372,743
Less current portion	-	-
Non-current portion	$5,372,743	$5,372,743

The notes payable, related parties were issued in conjunction with the Company’s purchase of the orthopedic division of HealthTronics, Inc. on August 1, 2005. The notes payable, related parties bear interest at 6% per annum. Quarterly interest through June 30, 2010, was accrued and added to the principal balance. Interest is paid quarterly in arrears beginning September 30, 2010. All remaining unpaid accrued interest and principal is due August 1, 2015. Accrued interest currently payable totaled $163,729 and $81,864 at December 31, 2013 and 2012, respectively. Accrued interest not payable until August 1, 2015 totaled $1,372,743 at December 31, 2013 and 2012, and is included in the balance above.

Maturities on notes payable, related parties are as follows:

Years ending December 31,	Amount

2014	$-
2015	5,372,743
Total	$5,372,743

Interest expense on notes payable, related parties totaled $324,768 for each of the years ended December 31, 2013 and 2012.